SEGMENT REPORTING (Details) R in Millions	12 Months Ended
	Dec. 31, 2019 ZAR (R) R / $	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)
SEGMENT REPORTING
Revenue	R 72,925.4	R 50,656.4	R 45,911.6
Cost of sales, before amortisation and depreciation	(56,100.4)	(41,515.2)	(36,482.7)
Net other cash costs	(1,869.0)	(771.8)	(383.8)
Amortisation and depreciation	(7,214.1)	(6,613.8)	(5,699.7)
Interest income	560.4	482.1	415.5
Finance expense	(3,302.5)	(3,134.7)	(2,971.8)
Share-based payments	(363.3)	(299.4)	(231.9)
Net other costs	(4,925.8)	3,284.0	(779.1)
Non-underlying items	(567.0)	(3,311.9)	(6,759.1)
Royalties and carbon tax	443.9	212.6	398.5
Current taxation	(1,848.7)	(95.3)	(504.2)
Deferred taxation	3,581.7	(988.5)	3,450.8
Profit/(loss) for the period	432.8	(2,520.7)	(4,433.1)
Adjusted EBITDA	14,956.0	8,369.4	9,045.1
Attributable to:
Owners of the parent	62.1	(2,499.6)	(4,437.4)
Non-controlling interests	370.7	(21.1)	4.3
Sustaining capital expenditure	(2,039.3)	(1,271.2)	(1,325.6)
Ore reserve development	(3,401.9)	(3,530.4)	(3,291.6)
Growth projects	(2,264.9)	(2,279.2)	(1,481.6)
Total capital expenditure	R (7,706.1)	(7,080.8)	(6,098.8)
Average foreign exchange rate | R / $	14.46
Market For Mine Output, Underground Source [Member]
SEGMENT REPORTING
Revenue	R 51,528.2	38,605.7	37,790.3
Cost of sales, before amortisation and depreciation	(36,520.3)	(30,248.7)	(29,345.3)
Market For Mine Output, Surface Source [Member]
SEGMENT REPORTING
Revenue	6,876.0	4,608.0	3,582.0
Cost of sales, before amortisation and depreciation	(5,611.5)	(4,070.0)	(2,760.5)
Market For Recycled Products [Member]
SEGMENT REPORTING
Revenue	14,521.2	7,442.7	4,539.3
Cost of sales, before amortisation and depreciation	R (13,968.6)	R (7,196.5)	(4,376.9)
DRD Gold Segment [Member]
Attributable to:
Period of time for which results are included		5 months
Marikana operations
Attributable to:
Period of time for which results are included	7 months
South Africa Region [Member]
SEGMENT REPORTING
Revenue	R 46,222.6	R 34,810.3	36,750.0
Cost of sales, before amortisation and depreciation	(36,531.0)	(29,794.3)	(29,471.0)
Net other cash costs	(1,864.8)	(771.8)	(376.5)
Amortisation and depreciation	(4,928.5)	(4,379.4)	(4,268.3)
Interest income	415.2	398.9	363.7
Finance expense	(2,381.8)	(1,177.3)	(1,517.7)
Share-based payments	(309.9)	(263.7)	(227.0)
Net other costs	(4,934.1)	3,215.2	(756.0)
Non-underlying items	(492.4)	(3,101.2)	(6,688.2)
Royalties and carbon tax	443.9	212.6	398.5
Current taxation	(1,367.4)	(333.6)	(405.3)
Deferred taxation	2,145.4	807.2	533.8
Profit/(loss) for the period	(4,470.6)	(802.3)	(6,461.2)
Adjusted EBITDA	7,826.8	4,244.2	6,902.5
Attributable to:
Owners of the parent	(4,841.3)	(781.2)	(6,465.5)
Non-controlling interests	370.7	(21.1)	4.3
Sustaining capital expenditure	(1,717.6)	(1,011.0)	(1,098.7)
Ore reserve development	(2,365.7)	(2,531.5)	(2,753.0)
Growth projects	(229.9)	(705.2)	(593.3)
Total capital expenditure	(4,313.2)	(4,247.7)	(4,445.0)
South Africa Region [Member] | Market For Mine Output, Underground Source [Member]
SEGMENT REPORTING
Revenue	39,346.6	30,202.3	33,168.0
Cost of sales, before amortisation and depreciation	(30,919.5)	(25,724.3)	(26,710.5)
South Africa Region [Member] | Market For Mine Output, Surface Source [Member]
SEGMENT REPORTING
Revenue	6,876.0	4,608.0	3,582.0
Cost of sales, before amortisation and depreciation	(5,611.5)	(4,070.0)	(2,760.5)
South Africa Region [Member] | SA Gold operations
SEGMENT REPORTING
Revenue	18,644.2	19,656.7	23,473.6
Cost of sales, before amortisation and depreciation	(18,334.3)	(17,698.3)	(17,879.2)
Net other cash costs	(1,279.3)	(596.0)	(285.9)
Amortisation and depreciation	(3,009.5)	(3,305.0)	(3,507.5)
Interest income	269.4	315.4	205.7
Finance expense	(1,677.6)	(754.9)	(1,182.2)
Share-based payments	(309.9)	(263.7)	(227.0)
Net other costs	(3,420.9)	2,488.9	296.5
Non-underlying items	(751.2)	(3,071.5)	(6,535.8)
Royalties and carbon tax	85.7	50.6	325.3
Current taxation	(63.7)	(55.1)	(385.4)
Deferred taxation	2,131.3	999.8	549.2
Profit/(loss) for the period	(7,887.2)	(2,334.3)	(5,803.5)
Adjusted EBITDA	(969.4)	1,362.4	5,308.5
Attributable to:
Owners of the parent	(8,196.3)	(2,310.5)	(5,804.6)
Non-controlling interests	309.1	(23.8)	1.1
Sustaining capital expenditure	(514.4)	(546.6)	(531.1)
Ore reserve development	(1,336.5)	(2,053.6)	(2,288.0)
Growth projects	(214.7)	(647.5)	(591.0)
Total capital expenditure	(2,065.6)	(3,247.7)	(3,410.1)
South Africa Region [Member] | SA Gold operations | Market For Mine Output, Underground Source [Member]
SEGMENT REPORTING
Revenue	12,730.1	16,157.2	21,143.2
Cost of sales, before amortisation and depreciation	(13,711.6)	(14,592.9)	(16,032.2)
South Africa Region [Member] | SA Gold operations | Market For Mine Output, Surface Source [Member]
SEGMENT REPORTING
Revenue	5,914.1	3,499.5	2,330.4
Cost of sales, before amortisation and depreciation	(4,622.7)	(3,105.4)	(1,847.0)
South Africa Region [Member] | SA PGM operations
SEGMENT REPORTING
Revenue	27,578.4	15,153.6	13,276.4
Cost of sales, before amortisation and depreciation	(18,196.7)	(12,096.0)	(11,591.8)
Net other cash costs	(585.5)	(175.8)	(90.6)
Amortisation and depreciation	(1,919.0)	(1,074.4)	(760.8)
Interest income	145.8	83.5	158.0
Finance expense	(704.2)	(422.4)	(335.5)
Net other costs	(1,513.2)	726.3	(1,052.5)
Non-underlying items	258.8	(29.7)	(152.4)
Royalties and carbon tax	358.2	162.0	73.2
Current taxation	(1,303.7)	(278.5)	(19.9)
Deferred taxation	14.1	(192.6)	(15.4)
Profit/(loss) for the period	3,416.6	1,532.0	(657.7)
Adjusted EBITDA	8,796.2	2,881.8	1,594.0
Attributable to:
Owners of the parent	3,355.0	1,529.3	(660.9)
Non-controlling interests	61.6	2.7	3.2
Sustaining capital expenditure	(1,203.2)	(464.4)	(567.6)
Ore reserve development	(1,029.2)	(477.9)	(465.0)
Growth projects	(15.2)	(57.7)	(2.3)
Total capital expenditure	(2,247.6)	(1,000.0)	(1,034.9)
South Africa Region [Member] | SA PGM operations | Market For Mine Output, Underground Source [Member]
SEGMENT REPORTING
Revenue	26,616.5	14,045.1	12,024.8
Cost of sales, before amortisation and depreciation	(17,207.9)	(11,131.4)	(10,678.3)
South Africa Region [Member] | SA PGM operations | Market For Mine Output, Surface Source [Member]
SEGMENT REPORTING
Revenue	961.9	1,108.5	1,251.6
Cost of sales, before amortisation and depreciation	(988.8)	(964.6)	(913.5)
US Region/ Stillwater
SEGMENT REPORTING
Revenue	26,864.5	15,872.8	9,161.6
Cost of sales, before amortisation and depreciation	(19,569.4)	(11,720.9)	(7,011.7)
Net other cash costs	(4.2)		(7.3)
Amortisation and depreciation	(2,285.6)	(2,234.4)	(1,431.4)
Interest income	145.2	83.2	51.8
Finance expense	(920.7)	(1,797.1)	(1,454.1)
Share-based payments	(53.4)	(35.7)	(4.9)
Net other costs	8.3	68.8	(23.1)
Non-underlying items	(74.6)	(210.7)	(70.9)
Current taxation	(481.3)	238.3	(98.9)
Deferred taxation	1,436.3	(1,795.7)	2,917.0
Profit/(loss) for the period	5,065.1	(1,531.4)	2,028.1
Adjusted EBITDA	7,290.9	4,151.9	2,142.6
Attributable to:
Owners of the parent	5,065.1	(1,531.4)	2,028.1
Sustaining capital expenditure	(321.7)	(260.2)	(226.9)
Ore reserve development	(1,036.2)	(998.9)	(538.6)
Growth projects	(2,035.0)	(1,574.0)	(888.3)
Total capital expenditure	(3,392.9)	(2,833.1)	R (1,653.8)
Period of time for which results are included			8 months
US Region/ Stillwater | Market For Mine Output, Underground Source [Member]
SEGMENT REPORTING
Revenue	12,343.3	8,430.1	R 4,622.3
Cost of sales, before amortisation and depreciation	(5,600.8)	(4,524.4)	(2,634.8)
US Region/ Stillwater | Market For Recycled Products [Member]
SEGMENT REPORTING
Revenue	14,521.2	7,442.7	4,539.3
Cost of sales, before amortisation and depreciation	(13,968.6)	(7,196.5)	(4,376.9)
Operating segments | South Africa Region [Member] | Driefontein
SEGMENT REPORTING
Revenue	3,303.1	5,111.2	8,076.9
Cost of sales, before amortisation and depreciation	(4,438.6)	(5,709.3)	(6,203.5)
Net other cash costs	(197.6)	(50.2)	(32.4)
Amortisation and depreciation	(920.5)	(1,200.9)	(1,126.5)
Interest income	60.1	94.3	77.6
Finance expense	(242.8)	(234.9)	(220.9)
Share-based payments		(0.2)	(2.8)
Net other costs	17.5	(362.8)	24.1
Non-underlying items	(169.5)	(2,157.6)	(74.9)
Royalties and carbon tax	16.6	(1.4)	77.8
Current taxation	(22.7)	63.9	(14.8)
Deferred taxation	74.8	922.9	(12.0)
Profit/(loss) for the period	(2,552.8)	(3,522.2)	412.8
Adjusted EBITDA	(1,333.1)	(648.3)	1,841.0
Attributable to:
Owners of the parent	(2,552.8)	(3,522.2)	412.8
Sustaining capital expenditure	(163.0)	(228.1)	(235.0)
Ore reserve development	(512.9)	(817.1)	(876.1)
Growth projects		(0.4)	(44.4)
Total capital expenditure	(675.9)	(1,045.6)	(1,155.5)
Operating segments | South Africa Region [Member] | Driefontein | Market For Mine Output, Underground Source [Member]
SEGMENT REPORTING
Revenue	3,301.4	4,782.4	7,148.1
Cost of sales, before amortisation and depreciation	(4,428.6)	(5,386.7)	(5,488.9)
Operating segments | South Africa Region [Member] | Driefontein | Market For Mine Output, Surface Source [Member]
SEGMENT REPORTING
Revenue	1.7	328.8	928.8
Cost of sales, before amortisation and depreciation	(10.0)	(322.6)	(714.6)
Operating segments | South Africa Region [Member] | Kloof
SEGMENT REPORTING
Revenue	6,808.5	8,131.7	8,845.1
Cost of sales, before amortisation and depreciation	(6,872.9)	(6,364.8)	(5,762.7)
Net other cash costs	(152.7)	(44.8)	(37.9)
Amortisation and depreciation	(1,200.9)	(1,378.8)	(1,404.5)
Interest income	53.0	72.0	71.1
Finance expense	(242.9)	(245.9)	(246.9)
Share-based payments			(1.8)
Net other costs	31.0	(110.3)	23.4
Non-underlying items	(35.1)	27.2	(50.4)
Royalties and carbon tax	34.2	29.0	189.3
Current taxation	(5.5)	(75.3)	(350.1)
Deferred taxation	150.4	313.1	61.4
Profit/(loss) for the period	(1,501.3)	295.1	957.4
Adjusted EBITDA	(217.1)	1,722.1	3,044.5
Attributable to:
Owners of the parent	(1,501.3)	295.1	957.4
Sustaining capital expenditure	(238.1)	(220.6)	(210.2)
Ore reserve development	(590.4)	(839.6)	(876.2)
Growth projects	(108.9)	(141.8)	(147.1)
Total capital expenditure	(937.4)	(1,202.0)	(1,233.5)
Operating segments | South Africa Region [Member] | Kloof | Market For Mine Output, Underground Source [Member]
SEGMENT REPORTING
Revenue	5,552.4	6,937.9	7,985.3
Cost of sales, before amortisation and depreciation	(5,741.1)	(5,352.2)	(5,109.5)
Operating segments | South Africa Region [Member] | Kloof | Market For Mine Output, Surface Source [Member]
SEGMENT REPORTING
Revenue	1,256.1	1,193.8	859.8
Cost of sales, before amortisation and depreciation	(1,131.8)	(1,012.6)	(653.2)
Operating segments | South Africa Region [Member] | Beatrix
SEGMENT REPORTING
Revenue	3,798.2	4,601.3	4,875.8
Cost of sales, before amortisation and depreciation	(3,669.2)	(3,910.8)	(3,952.5)
Net other cash costs	(179.8)	(37.2)	(13.3)
Amortisation and depreciation	(640.0)	(635.3)	(696.2)
Interest income	31.4	40.0	18.4
Finance expense	(141.1)	(143.6)	(128.4)
Share-based payments			(1.3)
Net other costs	13.4	(57.8)	(34.7)
Non-underlying items	(112.4)	(156.6)	(675.3)
Royalties and carbon tax	30.8	18.8	44.5
Current taxation	(13.3)	5.5	(12.4)
Deferred taxation	89.9	127.8	245.3
Profit/(loss) for the period	(853.7)	(185.5)	(419.1)
Adjusted EBITDA	(50.8)	653.3	910.0
Attributable to:
Owners of the parent	(853.7)	(185.5)	(419.1)
Sustaining capital expenditure	(70.5)	(82.6)	(63.1)
Ore reserve development	(233.2)	(396.9)	(482.0)
Growth projects	(2.1)	(1.7)	(0.5)
Total capital expenditure	(305.8)	(481.2)	(545.6)
Operating segments | South Africa Region [Member] | Beatrix | Market For Mine Output, Underground Source [Member]
SEGMENT REPORTING
Revenue	3,576.9	4,467.8	4,753.1
Cost of sales, before amortisation and depreciation	(3,525.3)	(3,841.0)	(3,852.1)
Operating segments | South Africa Region [Member] | Beatrix | Market For Mine Output, Surface Source [Member]
SEGMENT REPORTING
Revenue	221.3	133.5	122.7
Cost of sales, before amortisation and depreciation	(143.9)	(69.8)	(100.4)
Operating segments | South Africa Region [Member] | Cooke
SEGMENT REPORTING
Revenue	828.4	841.8	1,676.5
Cost of sales, before amortisation and depreciation	(617.3)	(693.4)	(1,960.5)
Net other cash costs	(568.6)	(573.4)	(243.4)
Amortisation and depreciation	(15.1)	(5.7)	(256.4)
Interest income	39.8	41.7	12.5
Finance expense	(73.7)	(78.1)	(76.7)
Net other costs	(113.9)	(106.2)	(76.9)
Non-underlying items	(6.9)	(50.6)	(3,664.7)
Royalties and carbon tax	4.1	4.2	13.7
Current taxation		0.8
Deferred taxation			1.5
Profit/(loss) for the period	(531.4)	(627.3)	(4,601.8)
Adjusted EBITDA	(357.5)	(425.0)	(527.4)
Attributable to:
Owners of the parent	(531.4)	(627.3)	(4,601.8)
Sustaining capital expenditure			(8.5)
Ore reserve development			(53.7)
Growth projects			(11.7)
Total capital expenditure			(73.9)
Operating segments | South Africa Region [Member] | Cooke | Market For Mine Output, Underground Source [Member]
SEGMENT REPORTING
Revenue	21.2	45.9	1,257.4
Cost of sales, before amortisation and depreciation	(16.6)	(13.0)	(1,581.7)
Operating segments | South Africa Region [Member] | Cooke | Market For Mine Output, Surface Source [Member]
SEGMENT REPORTING
Revenue	807.2	795.9	419.1
Cost of sales, before amortisation and depreciation	(600.7)	(680.4)	(378.8)
Operating segments | South Africa Region [Member] | DRD Gold Segment [Member]
SEGMENT REPORTING
Revenue	3,621.0	1,047.5
Cost of sales, before amortisation and depreciation	(2,736.3)	(1,020.0)
Net other cash costs	(30.7)	8.7
Amortisation and depreciation	(172.1)	(57.9)
Interest income	64.5	26.1
Finance expense	(73.0)	(33.0)
Share-based payments	(64.2)	(3.2)
Net other costs	81.6	(419.1)
Non-underlying items	4.3	(4.6)
Current taxation	(69.1)	(3.0)
Deferred taxation	(129.9)	(132.0)
Profit/(loss) for the period	496.1	(590.5)
Adjusted EBITDA	854.0	36.2
Attributable to:
Owners of the parent	188.7	(565.8)
Non-controlling interests	307.4	(24.7)
Sustaining capital expenditure	(42.8)	(14.5)
Growth projects	(39.0)	(303.3)
Total capital expenditure	(81.8)	(317.8)
Operating segments | South Africa Region [Member] | DRD Gold Segment [Member] | Market For Mine Output, Surface Source [Member]
SEGMENT REPORTING
Revenue	3,621.0	1,047.5
Cost of sales, before amortisation and depreciation	(2,736.3)	(1,020.0)
Operating segments | South Africa Region [Member] | Marikana operations
SEGMENT REPORTING
Revenue	11,187.9
Cost of sales, before amortisation and depreciation	(8,439.9)
Net other cash costs	(299.9)
Amortisation and depreciation	(500.4)
Interest income	30.9
Finance expense	(282.4)
Net other costs	12.9
Non-underlying items	212.7
Royalties and carbon tax	54.5
Current taxation	13.3
Profit/(loss) for the period	1,880.6
Adjusted EBITDA	2,448.1
Attributable to:
Owners of the parent	1,821.6
Non-controlling interests	59.0
Sustaining capital expenditure	(660.4)
Ore reserve development	(528.6)
Total capital expenditure	(1,189.0)
Operating segments | South Africa Region [Member] | Marikana operations | Market For Mine Output, Underground Source [Member]
SEGMENT REPORTING
Revenue	11,125.0
Cost of sales, before amortisation and depreciation	(8,439.9)
Operating segments | South Africa Region [Member] | Marikana operations | Market For Mine Output, Surface Source [Member]
SEGMENT REPORTING
Revenue	62.9
Operating segments | South Africa Region [Member] | Kroondal
SEGMENT REPORTING
Revenue	5,590.4	3,584.4	2,861.5
Cost of sales, before amortisation and depreciation	(3,076.3)	(2,739.4)	(2,395.9)
Net other cash costs	(103.4)	(52.7)	(34.7)
Amortisation and depreciation	(494.8)	(370.4)	(239.0)
Interest income	67.1	60.3	57.0
Finance expense	(146.9)	(130.5)	(90.7)
Net other costs	(0.3)	137.6	(181.7)
Non-underlying items	44.8	0.4	(9.0)
Royalties and carbon tax	7.6	5.5	5.6
Current taxation	(536.0)
Deferred taxation	(0.7)	(168.9)	(24.8)
Profit/(loss) for the period	1,336.3	315.3	(62.9)
Adjusted EBITDA	2,410.7	792.3	430.9
Attributable to:
Owners of the parent	1,336.3	315.3	(62.9)
Sustaining capital expenditure	(212.8)	(141.4)	(190.5)
Total capital expenditure	(212.8)	(141.4)	(190.5)
Operating segments | South Africa Region [Member] | Kroondal | Market For Mine Output, Underground Source [Member]
SEGMENT REPORTING
Revenue	5,590.4	3,584.4	2,861.5
Cost of sales, before amortisation and depreciation	(3,076.3)	(2,739.4)	(2,395.9)
Operating segments | South Africa Region [Member] | Platinum Mile
SEGMENT REPORTING
Revenue	300.6	196.7	194.1
Cost of sales, before amortisation and depreciation	(213.6)	(152.7)	(129.8)
Net other cash costs	(25.3)	(1.2)	(12.6)
Amortisation and depreciation	(4.8)	(3.0)	(2.6)
Interest income	1.3	1.3	2.1
Net other costs	1.1	0.7	0.7
Current taxation			(9.3)
Deferred taxation	(16.5)	(9.2)	(4.3)
Profit/(loss) for the period	42.8	32.6	38.3
Adjusted EBITDA	61.7	42.8	51.7
Attributable to:
Owners of the parent	39.3	29.9	35.1
Non-controlling interests	3.5	2.7	3.2
Sustaining capital expenditure	(13.3)	(9.5)	(11.0)
Growth projects	(13.4)	(57.1)	(2.3)
Total capital expenditure	(26.7)	(66.6)	(13.3)
Operating segments | South Africa Region [Member] | Platinum Mile | Market For Mine Output, Surface Source [Member]
SEGMENT REPORTING
Revenue	300.6	196.7	194.1
Cost of sales, before amortisation and depreciation	(213.6)	(152.7)	(129.8)
Operating segments | South Africa Region [Member] | Mimosa
SEGMENT REPORTING
Revenue	2,342.6	1,857.5	1,687.7
Cost of sales, before amortisation and depreciation	(1,336.3)	(1,235.7)	(1,200.5)
Net other cash costs	(8.0)	(6.7)	34.2
Amortisation and depreciation	(218.7)	(191.6)	(211.7)
Interest income	2.2	0.1	8.8
Finance expense	(21.8)	(13.0)	(10.0)
Net other costs	(137.2)	(9.2)	(11.0)
Non-underlying items	(27.5)
Royalties and carbon tax	77.1	57.6	60.4
Current taxation	(135.5)	(103.4)	(59.3)
Deferred taxation	(5.6)	(29.9)	(2.8)
Profit/(loss) for the period	377.1	210.5	175.0
Adjusted EBITDA	998.3	615.1	521.4
Attributable to:
Owners of the parent	377.1	210.5	175.0
Sustaining capital expenditure	(343.1)	(170.9)	(222.5)
Total capital expenditure	(343.1)	(170.9)	(222.5)
Operating segments | South Africa Region [Member] | Mimosa | Market For Mine Output, Underground Source [Member]
SEGMENT REPORTING
Revenue	2,342.6	1,857.5	1,687.7
Cost of sales, before amortisation and depreciation	(1,336.3)	(1,235.7)	(1,200.5)
Operating segments | South Africa Region [Member] | Rustenburg operations
SEGMENT REPORTING
Revenue	10,499.5	11,372.5	10,220.8
Cost of sales, before amortisation and depreciation	(6,466.9)	(9,203.9)	(9,066.1)
Net other cash costs	(156.1)	(121.1)	(41.8)
Amortisation and depreciation	(914.4)	(697.1)	(514.7)
Interest income	44.6	20.2	96.6
Finance expense	(1,407.5)	(1,890.6)	(244.9)
Net other costs	(11,381.8)	4,348.0	(893.1)
Non-underlying items	2.4	(30.7)	(134.9)
Royalties and carbon tax	296.1	156.5	67.6
Current taxation	(780.3)	(277.4)	(10.0)
Deferred taxation	30.0	(15.5)	12.7
Profit/(loss) for the period	(10,826.6)	3,347.9	(643.0)
Adjusted EBITDA	3,876.5	2,047.5	1,112.9
Attributable to:
Owners of the parent	(10,826.6)	3,347.9	(643.0)
Sustaining capital expenditure	(316.3)	(313.5)	(366.1)
Ore reserve development	(500.6)	(477.9)	(465.0)
Growth projects	(1.8)	(0.6)
Total capital expenditure	(818.7)	(792.0)	(831.1)
Operating segments | South Africa Region [Member] | Rustenburg operations | Market For Mine Output, Underground Source [Member]
SEGMENT REPORTING
Revenue	9,901.1	10,460.7	9,163.3
Cost of sales, before amortisation and depreciation	(5,691.7)	(8,392.0)	(8,282.4)
Operating segments | South Africa Region [Member] | Rustenburg operations | Market For Mine Output, Surface Source [Member]
SEGMENT REPORTING
Revenue	598.4	911.8	1,057.5
Cost of sales, before amortisation and depreciation	(775.2)	(811.9)	(783.7)
Material reconciling items [member]
SEGMENT REPORTING
Revenue	(161.7)
Profit/(loss) for the period	(161.7)
Adjusted EBITDA	(161.7)
Attributable to:
Owners of the parent	(161.7)
Material reconciling items [member] | Market For Mine Output, Underground Source [Member]
SEGMENT REPORTING
Revenue	(161.7)
Material reconciling items [member] | South Africa Region [Member] | SA Gold operations
SEGMENT REPORTING
Revenue	285.0	(76.8)	(0.7)
Net other cash costs	(149.9)	100.9	41.1
Amortisation and depreciation	(60.9)	(26.4)	(23.9)
Interest income	20.6	41.3	26.1
Finance expense	(904.1)	(19.4)	(509.3)
Share-based payments	(245.7)	(260.3)	(221.1)
Net other costs	(3,450.5)	3,545.1	360.6
Non-underlying items	(431.6)	(729.3)	(2,070.5)
Current taxation	46.9	(47.0)	(8.1)
Deferred taxation	1,946.1	(232.0)	253.0
Profit/(loss) for the period	(2,944.1)	2,296.1	(2,152.8)
Adjusted EBITDA	135.1	24.1	40.4
Attributable to:
Owners of the parent	(2,945.8)	2,295.2	(2,153.9)
Non-controlling interests	1.7	0.9	1.1
Sustaining capital expenditure		(0.8)	(14.3)
Growth projects	(64.7)	(200.3)	(387.3)
Total capital expenditure	(64.7)	(201.1)	(401.6)
Material reconciling items [member] | South Africa Region [Member] | SA Gold operations | Market For Mine Output, Underground Source [Member]
SEGMENT REPORTING
Revenue	278.2	(76.8)	(0.7)
Material reconciling items [member] | South Africa Region [Member] | SA Gold operations | Market For Mine Output, Surface Source [Member]
SEGMENT REPORTING
Revenue	6.8
Material reconciling items [member] | South Africa Region [Member] | SA PGM operations
SEGMENT REPORTING
Revenue	(2,342.6)	(1,857.5)	(1,687.7)
Cost of sales, before amortisation and depreciation	1,336.3	1,235.7	1,200.5
Net other cash costs	7.2	5.9	(35.7)
Amortisation and depreciation	214.1	187.7	207.2
Interest income	(0.3)	1.6	(6.5)
Finance expense	1,154.4	1,611.7	10.1
Net other costs	9,992.1	(3,750.8)	32.6
Non-underlying items	26.4	0.6	(8.5)
Royalties and carbon tax	(77.1)	(57.6)	(60.4)
Current taxation	134.8	102.3	58.7
Deferred taxation	6.9	30.9	3.8
Profit/(loss) for the period	10,606.4	(2,374.3)	(165.1)
Adjusted EBITDA	(999.1)	(615.9)	(522.9)
Attributable to:
Owners of the parent	10,607.3	(2,374.3)	(165.1)
Non-controlling interests	(0.9)
Sustaining capital expenditure	342.7	170.9	222.5
Total capital expenditure	342.7	170.9	222.5
Material reconciling items [member] | South Africa Region [Member] | SA PGM operations | Market For Mine Output, Underground Source [Member]
SEGMENT REPORTING
Revenue	(2,342.6)	(1,857.5)	(1,687.7)
Cost of sales, before amortisation and depreciation	R 1,336.3	R 1,235.7	R 1,200.5